UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Punch Card Capital
Address: 7065 Westpointe Blvd., Suite 204

         Orlando, FL  32835

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norbert Lou
Title:
Phone:     212 319-5413

Signature, Place, and Date of Signing:

     Norbert Lou     Orlando, FL     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $36,237 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108 11325.70  1394791 SH       SOLE                  1394791        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     2115      750 SH       SOLE                      750        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     2406    40000 SH       SOLE                    40000        0        0
CITIGROUP INC                  PUT              172967951      501   300000 SH  PUTS SOLE                        0        0   300000
EBAY INC                       COM              278642103 5112.91   407079 SH       SOLE                   407079        0        0
NEWS CORP                      CL A             65248E104 4297.30   649139 SH       SOLE                   649139        0        0
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105 10478.97   294023 SH       SOLE                   294023        0        0